Government Grants - Located in Consolidated Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Government Grants [Line Items]
Income from government grants	$ 42	$ 33	$ 51
Cost of revenue
Government Grants [Line Items]
Income from government grants	30	33	49
Research and development expenses
Government Grants [Line Items]
Income from government grants	11	0	2
Selling, general and administrative expenses
Government Grants [Line Items]
Income from government grants	$ 1	$ 0	$ 0